Net Loss Per Share Attributable to Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Common Stockholders

8. Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the period indicated (dollars in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Net loss attributable to common stockholders	$(6,875)	$(7,935)	$(19,332)	$(7,960)

Weighted-average common shares outstanding—basic and diluted	4,674,079	4,662,287	4,668,826	4,649,345

Net loss per share attributable to common stockholders—basic and diluted	$(1.47)	$(1.70)	$(4.14)	$(1.71)

Basic net loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the applicable period. Diluted net loss per share attributable to common stockholders includes the effects of any warrants, options and other potentially dilutive securities outstanding during the period. For the periods presented, there were no potentially dilutive securities outstanding, therefore basic and diluted net loss per share attributable to common stockholders are equal. The following table presents the outstanding antidilutive securities excluded from the calculation of net loss per share attributable to common stockholders:

	September 30,
	2014	2013
Warrants to purchase common stock	1,192,077	1,215,661
Options to purchase common stock	255,385	162,509
Restricted stock	73,858	1,075

Total securities excluded from net loss per share attributable to common stockholders	1,521,320	1,379,245

13. Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the period indicated (dollars in thousands):

	Year Ended December 31,
	2013	2012
Net loss attributable to common stockholders	$(15,060)	$(35,293)

Weighted-average common shares outstanding—basic and diluted (1)	4,650,920	4,605,692

Net loss per share attributable to common stockholders—basic and diluted (1)	$(3.24)	$(7.66)

(1)	Prior period disclosures have been adjusted to reflect the impact of the one-for-ten reverse stock split that took effect on April 23, 2013, as discussed in Note 2.

Basic and diluted net loss per share attributable to common stockholders has been computed based on net loss and the weighted-average number of common shares outstanding during the applicable period. We calculate potentially dilutive incremental shares issuable using the treasury stock method and the if-converted method, as applicable. The treasury stock method assumes that the proceeds received from the exercise of stock options and warrants, as well as stock option and restricted stock expense yet to be recorded for unvested shares, would be used to repurchase common shares in the market at the average stock price during the period. We have excluded warrants and options to purchase common stock, when the potentially issuable shares covered by these securities are antidilutive. The following table presents the outstanding antidilutive securities excluded from the calculation of net loss per share attributable to common stockholders:

	Year Ended December 31,
	2013	2012
Warrants to purchase common stock (1)	1,215,660	1,215,764
Options to purchase common stock (1)	107,330	286,659
Restricted stock (1)	43,037	59,254

Total securities excluded from net loss per share attributable to common stockholders	1,366,027	1,561,677

(1)	Prior period disclosures have been adjusted to reflect the impact of the one-for-ten reverse stock split that took effect on April 23, 2013, as discussed in Note 2.